Right-of-use assets and lease liability (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use Assets And Lease Liability
Changes in right-of-use assets:

Changes in right-of-use assets:

	Balance as of				Foreign currency	Balance as of
	Dec. 31, 2020	Acquisitions	Depreciation	Disposal	translation adjustment	Dec. 31, 2021
Rail cars	1,007,336	102,648	(187,915)		63,992	986,061
Machinery and equipment	749,728	281,113	(207,985)	(30,245)	643	793,254
Ships	834,848	258,201	(399,677)		3,289	696,661
Buildings and constructions	259,896	52,897	(52,997)	(6,333)	11,849	265,312
Vehicles	33,888	51,171	(24,078)	(31,667)	135	29,449
Computer equipment and goods	16,699	542	(4,334)	(3,682)	75	9,300
Total	2,902,395	746,573	(876,986)	(71,928)	79,983	2,780,037

	Balance as of				Foreign currency	Balance as of
	Dec. 31, 2019	Acquisitions	Depreciation	Disposal	translation adjustment	Dec. 31, 2020
Rail cars	746,040	244,199	(180,146)		197,243	1,007,336
Ships	865,387	258,193	(286,905)	(12,687)	10,860	834,848
Machinery and equipment	743,248	227,690	(198,441)	(25,801)	3,032	749,728
Buildings and constructions	212,170	65,176	(54,712)		37,262	259,896
Vehicles	26,286	21,502	(14,473)		573	33,888
Computer equipment and goods	12,523	9,341	(5,499)		334	16,699
Total	2,605,654	826,101	(740,176)	(38,488)	249,304	2,902,395

Changes in lease liabilities:

Changes in lease liabilities:

	2021	2020

Balance at the beginning of the year	3,207,886	2,676,896
Acquired	746,573	826,101
Disposals	(50,473)	(38,488)
Interests and monetary and exchange variations, net	206,375	327,135
Currency translation adjustments	85,984	267,493
Payments	(841,706)	(662,068)
Interest paid	(198,225)	(189,183)
Balance at the end of the year	3,156,414	3,207,886

Current liability	675,366	895,109
Non-current liability	2,481,048	2,312,777
Total	3,156,414	3,207,886

Schedule of payment schedule by maturity

The table below presents the obligations (minimum annual commitments) related to undiscounted lease agreements, by maturity, and may not be reconcilable with the statement of financial position.

2021

2022	777,410
2023	633,141
2024	493,147
2025	399,924
2026+	1,073,620
Total	3,377,242